UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Government Money Fund

I Class (TTGXX)

This annual shareholder report contains important information about Government Money Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - I Class	$22	0.21%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,512,685
Number of Portfolio Holdings	73
Investment Advisory Fees Paid (000s)	$19,838

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	56.1%
U.S. Treasury Debt	28.9
U.S. Government Agency Debt	15.1
U.S. Treasury Repurchase Agreement	1.5
Other Assets less Liabilities	-1.6

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	24.0%
U.S. Treasury Bills	19.5
RBC Dominion Securities	13.7
Federal Home Loan Banks	12.2
U.S. Treasury Notes	9.4
Goldman Sachs	4.7
Citigroup Global Markets	4.7
Royal Bank of Canada	4.3
Federal Farm Credit Banks	2.5
HSBC Securities	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F1094-052 7/24

Government Money Fund

I Class (TTGXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Government Money Fund

Investor Class (PRRXX)

This annual shareholder report contains important information about Government Money Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - Investor Class	$33	0.32%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,512,685
Number of Portfolio Holdings	73
Investment Advisory Fees Paid (000s)	$19,838

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	56.1%
U.S. Treasury Debt	28.9
U.S. Government Agency Debt	15.1
U.S. Treasury Repurchase Agreement	1.5
Other Assets less Liabilities	-1.6

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	24.0%
U.S. Treasury Bills	19.5
RBC Dominion Securities	13.7
Federal Home Loan Banks	12.2
U.S. Treasury Notes	9.4
Goldman Sachs	4.7
Citigroup Global Markets	4.7
Royal Bank of Canada	4.3
Federal Farm Credit Banks	2.5
HSBC Securities	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F44-052 7/24

Government Money Fund

Investor Class (PRRXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$25,242	$24,796
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRRXX Government Money
Fund –
.
TTGXX Government Money
Fund–
.
I Class

T. ROWE PRICE Government Money Fund
Go Paperless
Going paperless offers a host of benefits, which include:
Timely delivery of important documents
Convenient access to your documents anytime, anywhere
Strong security protocols to safeguard sensitive data
Waive your account service fee by going paperless.*
To Enroll:
˃ If you invest directly with T. Rowe Price, go to troweprice.com/paperless .
If you invest through a financial intermediary such as an investment advisor, a bank, or a brokerage firm, please contact that organization and ask if it can provide electronic documentation.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/
help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Government Money Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.05 0.03 —
(3)(4)
—
(3)(4)
0.01
(4)
Net realized and unrealized
gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0.05 0.03 —
(3)
—
(3)
0.01
Distributions
Net investment income (0.05) (0.03) —
(3)
—
(3)
(0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(5)
5.19% 3.23% 0.04%
(4)
0.01%
(4)
1.27%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.32% 0.32% 0.31% 0.38% 0.40%
Net expenses after waivers/
payments by Price Associates 0.32% 0.32% 0.11%
(4)
0.14%
(4)
0.36%
(4)
Net investment income 5.04% 3.17% 0.03%
(4)
0.01%
(4)
1.24%
(4)
Net assets, end of period (in
millions) $8,391 $7,834 $7,776 $10,228 $9,065
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20%, 0.20% and 0.01% of average net assets) for the years ended
5/31/22, 5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Government Money Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.05 0.03 —
(3)(4)
—
(3)(4)
0.01
Net realized and unrealized
gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0.05 0.03 —
(3)
—
(3)
0.01
Distributions
Net investment income (0.05) (0.03) —
(3)
—
(3)
(0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(5)
5.31% 3.34% 0.06%
(4)
0.01%
(4)
1.37%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.21% 0.21% 0.20% 0.28% 0.30%
Net expenses after waivers/
payments by Price Associates 0.21% 0.21% 0.13%
(4)
0.14%
(4)
0.27%
Net investment income 5.16% 3.36% 0.12%
(4)
0.01%
(4)
1.34%
Net assets, end of period (in
thousands) $3,122,069 $2,730,110 $2,091,466 $563,446 $498,266
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.07% and 0.11% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Government Money Fund
May 31, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT
 15.1%
Federal Farm Credit Banks, 0.875%, 11/18/24  4,345 4,261
Federal Farm Credit Banks, 5.25%, 10/2/24  18,651 18,638
Federal Farm Credit Banks, FRN, SOFR + 0.155%, 5.485%,
8/18/25  65,000 65,000
Federal Farm Credit Banks, FRN, SOFR + 0.155%, 5.485%,
8/28/25  18,000 18,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 5.49%,
7/21/25  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 5.49%,
8/4/25  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.165%, 5.495%,
7/28/25  80,000 79,999
Federal Farm Credit Banks, FRN, SOFR + 0.175%, 5.505%,
12/13/24  25,000 25,000
Federal Home Loan Banks, 4.50%, 10/3/24  23,365 23,292
Federal Home Loan Banks, 4.63%, 1/24/25  30,000 29,086
Federal Home Loan Banks, 4.63%, 1/27/25  30,000 29,074
Federal Home Loan Banks, 4.65%, 2/3/25  23,000 22,266
Federal Home Loan Banks, 4.67%, 2/5/25  60,000 58,062
Federal Home Loan Banks, 4.76%, 2/7/25  77,000 74,445
Federal Home Loan Banks, 4.772%, 2/10/25  150,500 145,431
Federal Home Loan Banks, 4.785%, 1/28/25  75,000 72,598
Federal Home Loan Banks, 4.795%, 1/23/25  35,000 33,900
Federal Home Loan Banks, 4.84%, 2/18/25  75,000 72,351
Federal Home Loan Banks, 4.887%, 11/8/24  135,000 132,129
Federal Home Loan Banks, 4.93%, 11/6/24  100,000 97,836
Federal Home Loan Banks, 4.93%, 5/9/25  40,000 38,127
Federal Home Loan Banks, 4.95%, 8/14/24  10,000 9,898
Federal Home Loan Banks, 5.02%, 7/24/24  49,538 49,172
Federal Home Loan Banks, 5.13%, 6/21/24  25,000 24,929
Federal Home Loan Banks, 5.14%, 8/16/24  30,000 29,674
Federal Home Loan Banks, 5.16%, 7/2/24  30,000 29,867
Federal Home Loan Banks, 5.19%, 9/20/24  40,000 39,360
Federal Home Loan Banks, 5.20%, 8/2/24  30,000 29,731
Federal Home Loan Banks, 5.21%, 8/9/24  50,000 49,501
Federal Home Loan Banks, 5.265%, 6/14/24  50,000 49,905
Federal Home Loan Banks, FRN, SOFR + 0.07%, 5.40%,
6/26/24  100,000 100,000
Federal Home Loan Banks, FRN, SOFR + 0.07%, 5.40%,
6/28/24  63,000 63,000
Federal Home Loan Banks, FRN, SOFR + 0.13%, 5.46%,
2/10/25  50,000 50,000

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
Federal Home Loan Banks, FRN, SOFR + 0.16%, 5.49%,
7/25/25  50,000 50,000
Federal National Mortgage Assn., 1.625%, 10/15/24  47,700 47,073
Total U.S. Government Agency Debt (Cost $1,731,605) 1,731,605
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT
 56.1%
(1)
Bank of America, Tri-Party, Dated 5/31/24, 5.33%, Delivery
Value of $143,063,516 on 6/3/24, Collateralized by U.S.
Government securities, 1.00% - 7.00%, 12/1/30 - 5/1/54,
valued at $145,860,000  143,000 143,000
BNY Mellon, Bilateral, Dated 5/31/24, 5.34%, Delivery
Value of $2,763,229,090 on 6/3/24, Collateralized by U.S.
Government securities, 2.00% - 8.00%, 4/1/32 - 1/1/57, valued at $2,817,240,001  2,762,000 2,762,000
Citigroup Global Markets, Tri-Party, Dated 5/31/24, 5.33%,
Delivery Value of $535,237,629 on 6/3/24, Collateralized
by U.S. Government securities, 2.00% - 4.38%, 8/15/25 -
11/30/28, valued at $545,700,042  535,000 535,000
Credit Agricole, Tri-Party, Dated 5/31/24, 5.33%, Delivery
Value of $89,309,651 on 6/3/24, Collateralized by U.S.
Government securities, 4.38%, 12/15/26, valued at
$91,055,442  89,270 89,270
Goldman Sachs, Tri-Party, Dated 5/31/24, 5.33%, Delivery
Value of $535,237,629 on 6/3/24, Collateralized by U.S.
Government securities, 1.50% - 6.50%, 2/1/34 - 4/20/54,
valued at $545,700,000  535,000 535,000
HSBC Securities, Tri-Party, Dated 5/31/24, 5.33%, Delivery
Value of $214,095,052 on 6/3/24, Collateralized by U.S.
Government securities, 1.17% - 6.50%, 10/1/30 - 4/1/54,
valued at $218,280,001  214,000 214,000
JPMorgan Chase, Tri-Party, Dated 5/31/24, 5.34%, Delivery
Value of $107,047,615 on 6/3/24, Collateralized by U.S.
Government securities, 2.00% - 7.50%, 4/1/29 - 6/1/54, valued at $109,140,000  107,000 107,000
RBC Dominion Securities, Tri-Party, Dated 5/31/24, 5.33%,
Delivery Value of $1,571,697,786 on 6/3/24, Collateralized by
U.S. Government securities, 0.00% - 7.00%, 7/5/24 - 4/20/54, valued at $1,602,420,002  1,571,000 1,571,000
Royal Bank of Canada, Tri-Party, Dated 5/31/24, 5.33%,
Delivery Value of $500,222,083 on 6/3/24, Collateralized by
U.S. Government securities, 0.00% - 5.47%, 7/9/24 - 8/15/31, valued at $510,000,005  500,000 500,000
Total U.S. Government Agency Repurchase Agreement (Cost $6,456,270) 6,456,270

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
U.S. TREASURY DEBT
 28.9%
U.S. Treasury Bills, 5.114%, 11/29/24  29,000 28,290
U.S. Treasury Bills, 5.123%, 8/1/24  82,000 81,306
U.S. Treasury Bills, 5.143%, 3/20/25  106,000 101,782
U.S. Treasury Bills, 5.201%, 4/17/25  33,000 31,549
U.S. Treasury Bills, 5.202%, 5/15/25  68,000 64,746
U.S. Treasury Bills, 5.216%, 6/13/24  69,000 68,886
U.S. Treasury Bills, 5.239%, 6/4/24  162,000 161,930
U.S. Treasury Bills, 5.261%, 10/3/24  30,000 29,470
U.S. Treasury Bills, 5.293%, 11/7/24  30,957 30,252
U.S. Treasury Bills, 5.303%, 10/31/24  122,000 119,403
U.S. Treasury Bills, 5.321%, 6/6/24  405,000 404,704
U.S. Treasury Bills, 5.321%, 7/18/24  116,000 115,205
U.S. Treasury Bills, 5.322%, 8/13/24  103,000 101,908
U.S. Treasury Bills, 5.326%, 7/25/24  159,000 157,747
U.S. Treasury Bills, 5.328%, 9/24/24  199,000 195,672
U.S. Treasury Bills, 5.331%, 9/10/24  244,145 240,556
U.S. Treasury Bills, 5.332%, 8/20/24  97,000 95,871
U.S. Treasury Bills, 5.332%, 10/1/24  192,000 188,674
U.S. Treasury Bills, 5.377%, 7/11/24  29,000 28,835
U.S. Treasury Notes, 2.25%, 11/15/24  11,000 10,859
U.S. Treasury Notes, 3.875%, 3/31/25  43,000 42,608
U.S. Treasury Notes, 4.375%, 10/31/24  78,000 77,728
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.451%,
7/31/25  345,500 345,391
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.466%,
10/31/24  191,625 191,548
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 5.495%,
4/30/25  40,000 40,008
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 5.496%,
10/31/25  206,000 205,887
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.526%, 1/31/25  102,120 102,122
U.S. Treasury Notes, FRN, 3M UST + 0.245%, 5.571%,
1/31/26  66,000 66,032
Total U.S. Treasury Debt (Cost $3,328,969) 3,328,969

T. ROWE PRICE Government Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
U.S. TREASURY REPURCHASE AGREEMENT
 1.5%
(1)
Federal Reserve Bank of New York, Tri-Party, Dated
5/31/24, 5.30%, Delivery Value of $175,077,292 on 6/3/24,
Collateralized by U.S. Government securities, 1.50% - 4.38%,
2/15/25 - 5/15/41, valued at $175,077,368  175,000 175,000
Total U.S. Treasury Repurchase Agreement (Cost $175,000) 175,000
Total Investments in Securities
 101.6% of Net Assets (Cost $11,691,844) $ 11,691,844
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at
$6,760,473 at May 31, 2024.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note
SOFR Secured overnight financing rate

T. ROWE PRICE Government Money Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $11,691,844) $ 11,691,844
Receivable for shares sold 25,579
Interest receivable 9,932
Cash 10
Other assets 2,182
Total assets 11,729,547
Liabilities
Payable for investment securities purchased 188,674
Payable for shares redeemed 24,892
Investment management fees payable 1,745
Due to affiliates 1,050
Payable to directors 6
Other liabilities 495
Total liabilities 216,862
NET ASSETS $ 11,512,685
Net Assets Consist of:
Total distributable earnings (loss) $ 396
Paid-in capital applicable to 11,512,214,605 shares of $0.01 par value capital stock outstanding; 30,000,000,000 shares
authorized 11,512,289
NET ASSETS $ 11,512,685
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,390,616; Shares outstanding:
8,390,273,254) $ 1.00
I Class
(Net assets: $3,122,069; Shares outstanding:
3,121,941,351) $ 1.00

T. ROWE PRICE Government Money Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Interest income $ 590,859
Expenses
Investment management 19,838
Shareholder servicing
Investor Class $ 10,943
I Class 588 11,531
Prospectus and shareholder reports
Investor Class 97
I Class 5 102
Custody and accounting 372
Registration 252
Directors 39
Legal and audit 30
Miscellaneous 27
Total expenses 32,191
Net investment income 558,668
Realized Gain / Loss –
Net realized gain on securities 2
INCREASE IN NET ASSETS FROM OPERATIONS
$ 558,670

T. ROWE PRICE Government Money Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 558,668 $ 327,630
Net realized gain 2 41
Increase in net assets from operations 558,670 327,671
Distributions to shareholders
Net earnings
Investor Class (408,425) (246,024)
I Class (150,243) (81,606)
Decrease in net assets from distributions (558,668) (327,630)
Capital share transactions
*
Shares sold
Investor Class 10,293,766 9,052,834
I Class 2,808,631 2,304,658
Distributions reinvested
Investor Class 402,346 238,535
I Class 145,002 78,541
Shares redeemed
Investor Class (10,139,311) (9,233,566)
I Class (2,561,681) (1,744,586)
Increase in net assets from capital share
transactions 948,753 696,416
Net Assets
Increase during period 948,755 696,457
Beginning of period 10,563,930 9,867,473
End of period $ 11,512,685 $ 10,563,930
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Government Money Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Government Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.  The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has two classes of shares:
the Government Money Fund (Investor Class) and the Government Money
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Government Money Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Government Money Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On May 31, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Government Money Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list.
All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Government Money Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments was as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the Investor Class was
not subject to a contractual expense limitation. During the limitation period,
Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 558,668 $ 327,630
($000s)
Cost of investments $ 11,691,844
($000s)
Undistributed ordinary income $ 396
Total distributable earnings (loss) $ 396

T. ROWE PRICE Government Money Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Government Money Fund

subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended
May 31, 2024, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2024, expenses incurred pursuant to these service agreements were $100,000 for
Price Associates; $8,634,000 for T. Rowe Price Services, Inc.; and $1,118,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE Government Money Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Government Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price
Government Money Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Government Money Fund, Inc.
(the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Government Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Government Money Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $558,413,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $558,652,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Government Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Government Money Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Government Money Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders have benefitted from previous reductions to the fund’s management fee rate. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Government Money Fund

expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and typically ranks funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative actual management fees and total expenses ranking in the fourth quintile. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Government Money Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F44-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024